Submission	Jun. 02, 2025
Submission [Line Items]
Central Index Key	0001129137
Registrant Name	AMERICA MOVIL SAB DE CV/
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES